Convertible Secured Notes Payable (Details Textual)						1 Months Ended				3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	May. 07, 2015 USD ($) Investors	Sep. 22, 2014 USD ($) $ / shares	Aug. 15, 2014 USD ($) shares	Aug. 14, 2014 USD ($) $ / shares shares	Jul. 11, 2014 USD ($)	Apr. 23, 2015 USD ($) Investors	Apr. 17, 2015 USD ($) Investors shares	Apr. 16, 2014 USD ($) institutionalinvestors $ / shares shares	Apr. 30, 2013 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) institutionalinvestors $ / shares	Dec. 31, 2013 USD ($) $ / shares	Jun. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Jan. 31, 2013 USD ($) $ / shares
Convertible Secured Notes Payable (Textual)
Transaction expenses								$ 200,000
Amortization of debt discount								3,200,000						$ 804,000	$ 540,000	$ 720,000
Debt conversion amount			$ 2,711,000	$ 2,711,000					$ 671,000							$ (1,881,000)
Embedded conversion feature liability, description														Our Secured Notes were issued with a feature that allows for up to 50% of the principal to be converted into common stock.
Loss on exchange of warrants										$ 279,000				$ 279,000
Convertible secured promissory notes																	$ 1,339,000			$ 250,000
Proceeds from issuance of convertible debt								4,000,000
Aggregate amount of discount								600,000
Secured notes issuance cost								500,000
Number of investors | institutionalinvestors																2
Funds released from control account								2,300,000
Funds released from overhead and general working capital								1,500,000
Warrants expiration period		4 years
Net proceeds								3,800,000						611,000
Net of discount on secured notes								3,200,000
Fair values of the warrants and embedded derivatives										$ 100,000			$ 1,700,000	100,000		$ 1,700,000
Debt conversion shares issued | shares			271,100	271,100
Conversion price | $ / shares									$ 37.50									$ 37.50	$ 37.50	$ 180.28
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes														$ 2,750,000	$ 2,078,000	$ 2,078,000
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Warrants exercisable | $ / shares										$ 17.81				$ 17.81
Fair value of warrants													$ (848,000)	$ 277,000
Fair value of embedded derivatives								$ 500,000
Equity securities					$ 2,000,000
Equity trading securities, Description					Equity securities without the consent of the investors was increased from 45 days commencing April 16, 2014, to 120 days.
Conversion price description					Equity conditions was changed from $25.00 to $17.50.
Common stock market price percentage description					Market Price (as defined in the Secured Notes) of the Company's common stock, was changed from 85% to 82%.
Fund held in a control account				$ 405,000
Legal Fees		$ 32,000		17,000
Warrants exercise price description																On September 22, 2014, the warrants issued had the exercise price reduced to $25.00 per share with a further exercise price reduction to be 80% of the 10 day average volume weighted exercise price for the ten trading days prior to March 24, 2015. On March 24, 2015 the warrant exercise price was reduced to $5.50 per share.
Warrants exercise price | $ / shares		$ 25.00
Adjusted fair value of the conversion feature				103,000
Loss on conversion of debt				$ 2,414,000
Secured Debt [Member]
Convertible Secured Notes Payable (Textual)
Aggregate principal amount	$ 1,900,000					$ 3,100,000				$ 5,000,000				5,000,000
Number of institutional investors | Investors	4					7
Transaction expenses														$ 3,000,000
Secured notes bear interest rate										12.00%				12.00%
Secured notes payable, description														The Notes become convertible at a price per share equal to 85% of the average of the five lowest volume weighted average prices of the Company's common stock during a 15 consecutive trading day period immediately prior to the applicable conversion date.
Increased interest rate														18.00%
Number of warrants issued for common stock | shares														219,785
Secured notes mature date description														The Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two year anniversary of the issuance dates of the Secured Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. The Notes have a limited conversion feature. At the discretion of each investor, up to 50% of the principal balance of the Notes may be exchanged for shares of the Company's common stock if the Company consummates a registered underwritten public offering of equity securities with aggregate gross offering proceeds of at least $10 million (the "Qualified Public Offering").
Value of warrants issued														$ 2,139,000
Risk free interest rate,maximum														1.02%
Risk free interest rate,minimum														0.87%
Volatility rate, Maximum														83.00%
Volatility rate, Minimum														78.00%
Expected life (in years)														5 years
Amortization of debt discount														$ 2,750,000
Proceeds from secured note														$ 5,000,000
Secured notes payable term														2 years
Warrants exercisable term														5 years
Proceeds from public offering														$ 10,000,000
Conversion price | $ / shares				$ 10.00
Fund held in a control account				$ 1,833,000
Warrants exercise price | $ / shares														$ 12.50
Offering Costs [Member]
Convertible Secured Notes Payable (Textual)
Amortization of debt discount														$ 303,000
Warrant [Member]
Convertible Secured Notes Payable (Textual)
Number of institutional investors | Investors							5
Number of warrants issued for common stock | shares							81,942
Loss on exchange of warrants							$ 279,000
Common stock issued for exchange agreement | shares							73,747
Maximum [Member]
Convertible Secured Notes Payable (Textual)
Expected life (in years)														6 years 9 months 18 days		8 years 2 months 12 days
Maximum [Member] | Secured Debt [Member]
Convertible Secured Notes Payable (Textual)
Exercise price and grant date fair value | $ / shares										$ 11.25				$ 11.25
Minimum [Member]
Convertible Secured Notes Payable (Textual)
Expected life (in years)														3 years		4 years 6 months
Minimum [Member] | Secured Debt [Member]
Convertible Secured Notes Payable (Textual)
Exercise price and grant date fair value | $ / shares										$ 11.00				$ 11.00
First Installment [Member]
Convertible Secured Notes Payable (Textual)
Secured notes mature date description					Installment payment was changed from July 16, 2014, to August 15, 2014;
Final Installment [Member]
Convertible Secured Notes Payable (Textual)
Secured notes mature date description					Installment, as well as the maturity date of the Secured Notes, was changed from October 16, 2015, to November 16, 2015;
April 15, 2019 [Member]
Convertible Secured Notes Payable (Textual)
Maximum purchase of common stock by issuance of warrants | shares								13,657
Percentage of placement agent fee								6.50%
Funds released from control account								$ 200,000
Warrants expire date								Apr. 15, 2019
Warrants exercisable | $ / shares								$ 39.00
Private Placement [Member]
Convertible Secured Notes Payable (Textual)
Convertible secured promissory notes								$ 4,600,000
Number of investors | institutionalinvestors								5
Private Placement [Member] | Secured Debt [Member]
Convertible Secured Notes Payable (Textual)
Secured notes payable, description														The Company agreed to pay the placement agent 5% of the total principal amount of the Secured Notes, which was paid at the second closing date.
Convertible Notes Payable [Member]
Convertible Secured Notes Payable (Textual)
Secured notes bear interest rate													0.28%			0.28%
Secured notes payable, description																Installment payments could be settled, at the Company's option, in cash or shares of common stock, subject to certain conditions including: (i) the daily dollar trading volume of the Company's common stock during the thirty (30) trading days prior to the applicable date of determination shall be at least $50,000 commencing August 9, 2014; and (ii) the daily weighted average price of the Company's common stock for each trading day during the thirty (30) trading days ending on the trading day immediately prior to the applicable date of determination was initially set to be at least $25.00.
Secured notes mature date description																October 2015
Amortization of debt discount
Debt conversion amount																$ (4,577,000)
Convertible secured promissory notes																	$ 4,575,000
Amortization payment amount																$ 286,000
Derivative risk, Description														The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.		The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.
Convertible Debt [Member]
Convertible Secured Notes Payable (Textual)
Number of warrants issued for common stock | shares														81,942
Risk free interest rate,maximum														0.25%
Risk free interest rate,minimum														0.23%
Volatility rate, Maximum														148.00%
Volatility rate, Minimum														138.00%
Expected life (in years)														7 months
Debt conversion amount														$ 2,500,000
Convertible Debt										$ 611,000				$ 611,000
Convertible Debt [Member] | Maximum [Member]
Convertible Secured Notes Payable (Textual)
Exercise price and grant date fair value | $ / shares										$ 11.25				$ 11.25
Convertible Debt [Member] | Minimum [Member]
Convertible Secured Notes Payable (Textual)
Exercise price and grant date fair value | $ / shares										$ 11.00				$ 11.00
Secured Note [Member]
Convertible Secured Notes Payable (Textual)
Maximum purchase of common stock by issuance of warrants | shares								82,000
Warrants expiration period								5 years
Warrants exercise price | $ / shares								$ 39.00